Leases (Details) - Schedule of leases certain assets under lease agreements - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance	$ 570,103	$ 482,171
Additions	32,354	39,850
Effects of currency translation	(42,484)	48,082
Balance	559,973	570,103
Accumulated depreciation:
Balance	113,568	49,034
Depreciation	63,356	55,791
Effects of currency translation	(10,653)	8,743
Balance	166,271	113,568
Office Equipment [Member]
Cost
Balance	31,584
Additions	20,233	29,395
Effects of currency translation	(3,063)	2,189
Balance	48,754	31,584
Accumulated depreciation:
Balance	3,983
Depreciation	6,135	3,707
Effects of currency translation	(524)	276
Balance	9,594	3,983
Laboratory equipment [Member]
Cost
Balance	11,234
Additions	12,121	10,455
Effects of currency translation	(1,279)	779
Balance	22,076	11,234
Accumulated depreciation:
Balance	2,340
Depreciation	5,487	2,178
Effects of currency translation	(380)	162
Balance	7,447	2,340
Office [Member]
Cost
Balance	527,285	482,171
Additions
Effects of currency translation	(38,142)	45,114
Balance	489,143	527,285
Accumulated depreciation:
Balance	107,245	49,034
Depreciation	51,734	49,906
Effects of currency translation	(9,749)	8,305
Balance	$ 149,230	$ 107,245